UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-548-7786

Date of fiscal year end:   12/31

Date of reporting period:   7/1/21 – 6/30/22

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-03692
Reporting Period: 07/01/2021 - 06/30/2022
Morgan Stanley Variable Investment Series

=========== Morgan Stanley Variable Investment Series - Income Plus  ===========
===========                        Portfolio                         ===========

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                                       Security ID:  61747C707
Meeting Date:  MAR 31, 2022                   Meeting Type: Special
Record Date:   DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.1   Elect Director Nancy C. Everett         For       Withhold     Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.2   Elect Director Jakki L. Haussler        For       Withhold     Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.3   Elect Director Patricia A. Maleski      For       Withhold     Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.4   Elect Director Frances L. Cashman       For       Withhold     Management
1.5   Elect Director Eddie A. Grier           For       For          Management
1.5   Elect Director Eddie A. Grier           For       Withhold     Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Variable Investment Series

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 26, 2022

* Print the name and title of each signing officer under his or her signature.